GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of General and Administrative Expenses

	2020	2019	2018
Salaries and benefits	$1,361	$1,347	$1,244
Office and miscellaneous	117	286	359
Management and consulting fees	406	461	354
Investor relations	166	171	401
Travel and promotion	46	110	226
Professional fees	380	470	529
Directors fees	171	162	161
Regulatory and compliance fees	139	143	311
Depreciation	116	43	25
	$2,902	$3,193	$3,610